Others, net	12 Months Ended
Dec. 31, 2025
Others, net
Others, net

14.  Others, net

Other income and expense consist of the following:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Government grants	71,503	44,658	21,279
Foreign exchange (losses)/gains, net	(11,061)	(12,213)	16,405
Gains/(losses) in derivatives	6,926	—	(8,736)
Others	(7,709)	(5,948)	6,598
Total	59,659	26,497	35,546

Government grants mainly represent amounts received from local governments in connection with the Group’s technology development activities.